Income taxes	12 Months Ended
Dec. 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Income taxes	INCOME TAXES
9.1. Accounting policy
9.1.1. Current income and social contribution taxes
Current tax assets and liabilities are measured at the amount expected to be recovered or paid to the tax authorities. The tax regulations applied are those in force on the statement of financial position date in the countries where the Group operates and generates taxable income.
The Company is domiciled in the Cayman Islands which is an income tax free jurisdiction. Income of StoneCo from some investments outside the Cayman Islands is subject to withholding taxes in the countries where the investments are based. The withholding tax rate is generally 15%, which is treated as an income tax expense when no recovery of the tax withheld is expected.
The combined statutory rate applied to most entities in Brazil is 34%, comprising the Corporate Income Tax (“IRPJ”) and the Social Contribution on Net Income (“CSLL”) on the taxable income of each Brazilian legal entity individually (no consolidated tax returns).
The Group's Brazilian entities recognize IRPJ and CSLL on an accrual basis. According to Brazilian tax regulations, the historical nominal amount of tax losses determined in prior years can be offset against results of subsequent years at any time (i.e., do not prescribe), provided that such offsetting does not exceed 30% of the annual taxable income of the fiscal period in which tax losses are utilized.
Payments are made monthly, in anticipation of the amount which will be due by the year-end.
Complementary Law No. 224/2025, enacted on December 26, 2025, provides for an increase in the Social Contribution on Net Income (CSLL) rates applicable to certain financial institutions. Under this law, the CSLL rate applicable to payment institutions (IP) and direct credit companies (SCD) will increase from 9% to 12% for the period from April 1, 2026 to December 31, 2027, and to 15% effective January 1, 2028. For credit, finance, and investment companies (SCFI), the CSLL rate will increase from 15% to 17.5% for the period from April 1, 2026 to December 31, 2027, and to 20% effective January 1, 2028.
9.1.2. Deferred income and social contribution taxes
Deferred tax assets or liabilities are measured based on the differences between the tax bases of assets and liabilities and the amounts reported in the statement of financial position. Deferred tax assets may be recognized for unused tax loss carryforwards.
Deferred tax assets are recognized only to the extent that it is probable that the Group's Brazilian entities will generate sufficient future taxable profits that will allow for their recovery. The expected realization of deferred tax assets is based on technical studies prepared by the Group that demonstrate expectation of future taxable profits according to management projections.
The income tax and social contribution expense is recognized in the consolidated statement of profit or loss under Income tax and social contribution, except when it refers to items recognized in OCI, in which case the related deferred tax assets or liabilities are also recognized against OCI. In this case, the Group presents these items in the consolidated statement of other comprehensive income net of related tax effect.
Management periodically evaluates positions taken in tax returns with respect to situations where applicable tax regulations are subject to interpretation and recognizes provisions, if appropriate.
Deferred tax assets and liabilities are presented net in the consolidated statement of financial position when there is a legally enforceable right and the intention to offset them upon the calculation of current taxes, generally when related to the same legal entity and the same jurisdiction. Accordingly, deferred tax assets and liabilities in different entities or in different tax jurisdictions are generally presented separately, and not on a net basis.
As a result of the enactment of Complementary Law No. 224/2025, the balances of deferred tax assets and deferred tax liabilities include the effects of the increase in CSLL rates on temporary differences expected to be realized or settled after the effective dates of the new rates. As of December 31, 2025, such effects amounted to R$76,867, of which R$50,897 was recognized in profit or loss for the period and R$25,971 in other comprehensive income.
9.2. Significant judgments, estimates and assumptions
Deferred tax assets are recognized for all unused tax losses to the extent that sufficient taxable profit will likely be available to allow the use of such losses. Significant judgment is required of management to determine the amount of deferred tax assets that can be recognized, based on the likely timing and level of future taxable profits, together with future tax planning strategies.
9.3. Reconciliation of income tax expense

	2025	2024 (Recasted)	2023 (Recasted)

Profit before income taxes from continuing operations	2,789,818	2,485,560	1,909,613
Brazilian statutory rate	34%	34%	34%
Tax expense at the statutory rate	(948,538)	(845,090)	(649,268)

Tax effect of income (expense) that are not taxable (deductible) for tax purposes:
Profit from entities subject to different tax rates	322,802	313,343	227,842
Research and development tax benefits ("Lei do Bem") (a)	132,478	44,815	54,195
Change in deferred taxes as result of increase in CSSL rates (b)	50,897	—	—
Interest payments on net equity (c)	33,660	25,294	—
Tax effect of goodwill adjustment	8,777	—	—
Other tax incentives	8,686	13,232	8,121
Recognition of deferred income tax unrecognized in previous periods	8,077	18,779	23,057
Profit from entities subject to different tax rates - Mark to market on equity securities designated at FVPL	—	—	10,395
Use of previously unrecognized tax losses	—	—	752
Equity pickup on associates	(835)	136	(1,421)
Unrecognized deferred income tax	(17,461)	(34,691)	(15,779)
Other permanent differences	(11,302)	(758)	(12,887)
Total tax expense	(412,759)	(464,940)	(354,993)
Effective tax rate	15%	19%	19%

Current income tax and social contribution	(566,138)	(485,025)	(323,421)
Deferred income tax and social contribution	153,379	20,085	(31,572)
Total tax expense	(412,759)	(464,940)	(354,993)

(a)Out of the R$132,478, R$39,369 relates to balances from 2024 utilized in 2025 during the final analysis for filing of the annual tax return (ECF), and the remaining amount relates to 2025.
(b)Impact from increase in the Social Contribution on Net Income (CSLL) rates applicable to certain financial institutions, as above described in Section 9.1.1.
(c)Interest on net equity is a shareholder remuneration mechanism calculated by the application of the long-term interest rate on the entity’s adjusted net equity, which is deductible for corporate income tax purposes, if certain requirements are met.
9.4. Deferred income taxes by nature

	December 31, 2024	Recognized against other comprehensive income	Recognized against profit or loss	Recognized against goodwill (Note 23.3.1.1)	Transfer to assets held for sale (Note 1.1.2)	December 31, 2025

Assets at FVOCI	219,817	195,651	—	—	—	415,468
Losses available for offsetting against future taxable income	302,921	—	10,661	—	(69,545)	244,037
Other temporary differences	384,941	(16,062)	118,880	—	(51,016)	436,743
Share-based compensation	160,248	—	25,169	—	—	185,417
Tax deductible goodwill	5,010	—	(5,010)	—	—	—
Contingencies arising from business combinations	40,192	—	(1,540)	—	(38,652)	—
Technological innovation benefit	(4,128)	—	1,323	—	—	(2,805)
Intangible assets and property and equipment arising from business combinations	(638,728)	—	30,500	(3,225)	590,412	(21,041)
Temporary differences under FIDC	(279,305)	—	(31,500)	—	—	(310,805)
Deferred tax, net	190,968	179,589	148,483	(3,225)	431,199	947,014

	December 31, 2023	Recognized against other comprehensive income	Recognized against profit or loss	Recognized against goodwill	December 31, 2024

Assets at FVOCI	179,944	39,873	—	—	219,817
Losses available for offsetting against future taxable income	343,313	—	(40,392)	—	302,921
Other temporary differences	302,551	—	82,390	—	384,941
Tax deductible goodwill	42,625	—	(37,615)	—	5,010
Share-based compensation	123,211	—	37,037	—	160,248
Contingencies arising from business combinations	36,320	—	3,872	—	40,192
Technological innovation benefit	(9,038)	—	4,910	—	(4,128)
Temporary differences under FIDC	(224,733)	—	(54,572)	—	(279,305)
Intangible assets and property and equipment arising from business combinations	(676,215)	—	42,868	(5,381)	(638,728)
Deferred tax, net	117,978	39,873	38,498	(5,381)	190,968
9.5. Unrecognized deferred taxes
The Group has accumulated tax loss carryforwards and other temporary differences in some subsidiaries in the amount of R$1,431,023 as of December 31, 2025 (2024 – R$ 147,735) for which a deferred tax asset was not recognized and are available indefinitely for offsetting against future taxable profits of the companies in which the losses arose. Deferred tax assets have not been recognized with respect of these losses as they cannot be used to offset taxable profits between subsidiaries of the Group, and there is no other evidence of probable recoverability in the near future.
The increase in unrecognized deferred tax assets in the period corresponds to the goodwill arising from the investment in Linx that became tax deductible in the fourth quarter of 2025